Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(6)	Adjusted Operating Profit ($MM)(7)
					TSR(4)	Peer Group TSR(5)
2024	$9,943,569	$6,179,460	$3,155,427	$2,249,541	$110.24	$175.99	$422.2	$638.7
2023	$9,324,923	$18,677,596	$2,839,996	$4,172,979	$104.16	$149.82	$376.9	$664.3
2022	$6,358,427	($110,112)	$2,300,506	$408,028	$58.08	$126.82	$401.3	$716.2
2021	$8,686,894	$5,819,382	$2,599,946	$1,802,544	$91.94	$134.17	$413.0	$684.8
2020	$19,603,296	$10,693,129	$4,262,389	$2,431,212	$99.70	$110.78	$342.0	$579.0

PEO Total Compensation Amount	[1],[2]	$ 9,943,569	$ 9,324,923	$ 6,358,427	$ 8,686,894	$ 19,603,296
PEO Actually Paid Compensation Amount	[2],[3]	6,179,460	18,677,596	(110,112)	5,819,382	10,693,129
Non-PEO NEO Average Total Compensation Amount	[2]	3,155,427	2,839,996	2,300,506	2,599,946	4,262,389
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4]	$ 2,249,541	4,172,979	408,028	1,802,544	2,431,212
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2024, Anshooman Aga and Kathryn Rowen; for fiscal 2023, Anshooman Aga and Kathryn Rowen; for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash; and for fiscal 2020, David Naemura, Kathryn Rowen, Andrew Nash, and Michael Beverly.
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with the Company’s cumulative TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph provides the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) compared with the Company’s net income over the five years presented in the table. The chart also compares the Company’s TSR to that of the S&P 500 Industrials Index over the same period.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Operating Profit

The following graph compares the amount of compensation actually paid to Mr. Morelli and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Morelli) with Adjusted Operating Profit over the five years presented in the table.

Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance measures are as follows:

•	Adjusted Operating Profit(1)

•	Core Sales Growth(1)

•	Adjusted Free Cash Flow Conversion(1)

(1)	Adjusted operating profit refers to operating profit calculated in accordance with GAAP but excluding amortization of acquisition-related intangible assets, costs associated with restructurings including one-time terminations benefits and related charges and impairment and other charges associated with facility closure, contract termination and other related activities, and the related impact of certain divested or exited businesses or product lines not considered discontinued operations (“Restructuring- and divestiture-related adjustments”), transaction- and deal-related costs, one-time costs related to the separation, amortization of acquisition-related inventory fair value step-up, gains and losses on sale of property, other charges which represent charges incurred that are not part of our core operating results (“Other charges”), and normalization and other adjustments which represent adjustments for standalone public company costs. Core sales refers to total sales calculated in accordance with GAAP but excluding (i) sales from acquired and divested businesses; (ii) the impact of currency translation; and (iii) certain other items. Adjusted Free Cash Flow Conversion refers to free cash flow adjusted for cash received from the sale of property and cash paid for Restructuring- and divestiture-related adjustments, transaction- and deal-related costs, one-time costs related to the separation, and Other charges.

Total Shareholder Return Amount	[5]	$ 110.24	104.16	58.08	91.94	99.70
Peer Group Total Shareholder Return Amount		175.99	149.82	126.82	134.17	110.78
Net Income (Loss) Attributable to Parent	[6]	$ 422,200,000	$ 376,900,000	$ 401,300,000	$ 413,000,000.0	$ 342,000,000.0
Company Selected Measure Amount	[7]	638,700,000	664,300,000	716,200,000	684,800,000	579,000,000.0
PEO Name		Mark Morelli
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Adjusted Operating Profit
Non-GAAP Measure Description [Text Block]		We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Core Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Adjusted Free Cash Flow Conversion
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ 7,399,852	$ 5,953,567	$ 4,197,627	$ 4,496,611	$ 13,025,513
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	3,635,743	15,306,240	(2,270,912)	1,629,099	4,115,346
PEO [Member] | Fair Valueas Of The End Of The Fiscal Year Of Unvested Equity Awards Granted In That Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,186,043	8,630,468	3,413,208	3,646,544	1,378,371
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,503,830)	5,693,926	(4,736,334)	(1,664,447)	2,736,975
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		953,530	981,846	(947,786)	(352,998)	0
PEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings On Equity Awards Paid During Year That Are Not Otherwise Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
PEO [Member] | Inclusion Of Average Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,635,743	15,306,240	(2,270,912)	1,629,099	4,115,346
Non-PEO NEO [Member] | Inclusion Of Average Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	1,092,634	2,724,028	(573,103)	535,851	1,044,872
Non-PEO NEO [Member] | Exclusion Of Average Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,998,520	1,391,045	1,319,375	1,333,253	2,876,049
Non-PEO NEO [Member] | Average Fair Value As Of End Of Fiscal Year Of Unvested Equity Awards Granted In That Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,430,751	1,664,507	736,236	1,130,021	356,443
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(598,087)	976,779	(1,020,728)	(483,969)	688,429
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		259,970	82,742	(288,611)	(110,201)	0
Non-PEO NEO [Member] | Average Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings On Equity Awards Paid During Year That Are Not Otherwise Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0	$ 0

[1]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials Index.
[2]	The PEO in each covered year is Mark Morelli. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2024, Anshooman Aga and Kathryn Rowen; for fiscal 2023, Anshooman Aga and Kathryn Rowen; for fiscal 2022, David Naemura, Anshooman Aga, Kathryn Rowen, and Aaron Saak; for fiscal 2021, David Naemura, Kathryn Rowen, and Andrew Nash; and for fiscal 2020, David Naemura, Kathryn Rowen, Andrew Nash, and Michael Beverly.
[3]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Morelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Morelli’s total compensation for each year to determine the compensation actually paid:
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Morelli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Morelli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Morelli) for each year to determine the average compensation actually paid, using the same methodology described above in Note 2:
[5]	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
[7]	We determined Adjusted Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
[8]	Adjusted operating profit refers to operating profit calculated in accordance with GAAP but excluding amortization of acquisition-related intangible assets, costs associated with restructurings including one-time terminations benefits and related charges and impairment and other charges associated with facility closure, contract termination and other related activities, and the related impact of certain divested or exited businesses or product lines not considered discontinued operations (“Restructuring- and divestiture-related adjustments”), transaction- and deal-related costs, one-time costs related to the separation, amortization of acquisition-related inventory fair value step-up, gains and losses on sale of property, other charges which represent charges incurred that are not part of our core operating results (“Other charges”), and normalization and other adjustments which represent adjustments for standalone public company costs. Core sales refers to total sales calculated in accordance with GAAP but excluding (i) sales from acquired and divested businesses; (ii) the impact of currency translation; and (iii) certain other items. Adjusted Free Cash Flow Conversion refers to free cash flow adjusted for cash received from the sale of property and cash paid for Restructuring- and divestiture-related adjustments, transaction- and deal-related costs, one-time costs related to the separation, and Other charges.
[9]	The amounts in this column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The amounts included in the Inclusion of Equity Values column represent the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; the fair value as of the vesting date of awards that are granted and vest in same applicable year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; a deduction of the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year; and the value of any dividends or other earnings on equity awards paid during the year that are not otherwise included. Equity values are calculated in accordance with FASB ASC Topic 718. The amounts included or excluded in calculating the Equity Values column are as follows:
[11]	The amounts included or excluded in calculating the Average Equity Values column are as follows: